CONSOLIDATED STATEMENTS CONVERTIBLE PREFERRED STOCK NON-CONTROLLING INTERESTS AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	3 Months Ended
Mar. 31, 2015
Common Stock, Par or Stated Value Per Share	$ 0.01
Conversion of Stock Conversion Price Per Share	$ 6.00
Debt Instrument, Convertible, Conversion Price	$ 4.20